Related Parties - Tax Sharing Arrangements (Details) - Related Parties - Tax Sharing Arrangements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payment or (refund)	$ 1,032	$ 1,532	$ 1,707
Corebridge
Related Party Transaction [Line Items]
Payment or (refund)	1,018	1,537	1,716
SAFG Capital LLC
Related Party Transaction [Line Items]
Payment or (refund)	$ 14	$ (5)	$ (9)